Segment reporting	12 Months Ended
Mar. 31, 2021
Disclosure of operating segments [abstract]
Segment reporting
5. Segment reporting

The Chief Operating Decision Maker (“CODM”) evaluates the Company’s performance and allocates resources based on an analysis of various performance indicators by operating segments. The CODM reviews revenue and gross profit as the performance indicator for all of the operating segments, and does not review the total assets and liabilities of an operating segment. The Co-Chairman and Managing Director was previously the CODM of the Company. Pursuant to certain organizational changes, effective December 1, 2020, the office of Chief Executive Officer (“CEO”) assumed the authority and responsibility for making decisions about resources to be allocated to various segments and assessing their performance. Consequently, the CEO is currently the CODM of the Company.

The Company’s reportable operating segments are as follows:
•	Global Generics;
•	Pharmaceutical Services and Active Ingredients (“PSAI”);
•	Proprietary Products; and
•	Others.

Global Generics.
This segment consists of the Company’s business of manufacturing and marketing prescription and over-the-counter finished pharmaceutical products ready for consumption by the patient, marketed under a brand name (branded formulations) or as generic finished dosages with therapeutic equivalence to branded formulations (generics). This segment includes the operations of the Company’s biologics business.

Pharmaceutical Services and Active Ingredients
. This segment primarily consists of the Company’s business of manufacturing and marketing active pharmaceutical ingredients and intermediates, also known as “API”, which are the principal ingredients for finished pharmaceutical products. Active pharmaceutical ingredients and intermediates become finished pharmaceutical products when the dosages are fixed in a form ready for human consumption such as a tablet, capsule or liquid using additional inactive ingredients. This segment also includes the Company’s contract research services business and the manufacture and sale of active pharmaceutical ingredients and steroids in accordance with the specific customer requirements.

Proprietary Products.
This segment consists of the Company’s business that focuses on the research and development of differentiated formulations. The segment is expected to earn revenues arising out of monetization of such assets and subsequent royalties, if any.

Others.
This segment consists of the operations of the Company’s wholly-owned subsidiary, Aurigene Discovery Technologies Limited (“ADTL”), a discovery stage biotechnology company developing novel and best-in-class therapies in the fields of oncology and inflammation. ADTL works with established pharmaceutical and biotechnology companies through customized models of drug-discovery collaborations.

The measurement of each segment’s revenues, expenses and assets is consistent with the accounting policies that are used in preparation of the Company’s consolidated financial statements.

Segment information:	For the Year Ended March 31,
Reportable segments	Global Generics						PSAI						Proprietary Products
	2021		2020		2019		2021		2020		2019		2021		2020		2019
Revenues (1)	Rs.	154,404	Rs.	138,123	Rs.	122,903	Rs.	31,982	Rs.	25,747	Rs.	24,140	Rs.	523	Rs.	7,949	Rs.	4,750
Gross profit	Rs.	91,111	Rs.	78,449	Rs.	71,924	Rs.	9,426	Rs.	6,190	Rs.	6,128	Rs.	482	Rs.	7,744	Rs.	4,182
Selling, general and administrative expenses
Research and development expenses
Impairment of non-current assets
Other income, net
Results from operating activities
Finance income, net
Share of profit of equity accounted investees, net of tax
Profit before tax
Tax expense/(benefit), net
Profit for the year

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Segment information:	For the Year Ended March 31,
Reportable segments	Others						Total
	2021		2020		2019		2021		2020		2019
Revenues (1)	Rs.	2,813	Rs.	2,781	Rs.	2,058	Rs.	189,722	Rs.	174,600	Rs.	153,851
Gross profit	Rs.	2,058	Rs.	1,626	Rs.	1,196	Rs.	103,077	Rs.	94,009	Rs.	83,430
Selling, general and administrative expenses								54,650		50,129		48,680
Research and development expenses								16,541		15,410		15,607
Impairment of non-current assets								8,588		16,767		210
Other income, net								(982)		(4,290)		(1,955)
Results from operating activities							Rs.	24,280	Rs.	15,993	Rs.	20,888
Finance income, net								1,653		1,478		1,117
Share of profit of equity accounted investees, net of tax								480		561		438
Profit before tax							Rs.	26,413	Rs.	18,032	Rs.	22,443
Tax expense/(benefit), net								9,175		(1,466)		3,648
Profit for the yea r							Rs.	17,238	Rs.	19,498	Rs.	18,795

(1)	Revenues for the year ended March 31, 2021 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,905 (as compared to Rs.5,910 and Rs.5,785 for the years ended March 31, 2020 and 2019, respectively).

Analysis of revenues within the Global Generics segment:

An analysis of revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2021		2020		2019
Nervous System	Rs.	29,040	Rs.	26,825	Rs.	19,726
Gastrointestinal		21,132		19,394		19,250
Oncology		16,842		18,245		18,357
Cardiovascular		15,460		14,729		15,106
Pain Management		15,531		13,808		13,806
Anti-Infective		12,906		9,402		7,073
Respiratory		11,089		10,433		8,130
Others		32,404		25,287		21,455
Tota l	Rs.	154,404	Rs.	138,123	Rs.	122,903

Analysis of revenues within the PSAI segment:

An analysis of revenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2021		2020		2019
Cardiovascular	Rs.	9,834	Rs.	8,567	Rs.	7,019
Pain Management		4,657		5,073		3,364
Anti-Infective		4,126		2,264		1,247
Nervous System		2,704		2,797		2,741
Oncology		2,385		1,798		2,212
Dermatology		768		1,370		1,622
Others		7,508		3,878		5,935
Total	Rs.	31,982	Rs.	25,747	Rs.	24,140

Analysis of revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2021		2020		2019
India	Rs.	36,252	Rs.	32,089	Rs.	28,804
United States		76,702		76,028		69,299
Russia		15,816		16,900		15,299
Others (1)		60,952		49,583		40,449
	Rs.	189,722	Rs.	174,600	Rs.	153,851

(1)	Others include Germany, the United Kingdom, Ukraine, China, Canada and other countries across the world.

Analysis of assets by geography:

The following table shows the distribution of the Company’s non-current assets (other than financial instruments and deferred tax assets) by country, based on the location of assets:

	As of March 31,
Country	2021		2020
India	Rs.	75,284	Rs.	55,083
Switzerland		11,661		18,204
United States		7,627		7,065
Germany		1,087		1,435
Others		5,109		5,010
	Rs.	100,768	Rs.	86,797

The following table shows the distribution of the Company’s property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) by country, based on the location of assets:

	For the Year Ended March 31,
Country	2021		2020
India	Rs.	27,882	Rs.	5,519
Switzerland		3,760		1,025
United States		2,158		241
Others		1,031		688
	Rs.	34,831	Rs.	7,473

Analysis of depreciation and amortization, included in cost of revenues, by reportable segments:

	For the Year Ended March 31,
	2021		2020		2019
Global Generics	Rs.	3,435	Rs.	3,666	Rs.	3,791
PSAI		2,578		2,804		2,906
Proprietary Products		-		-		-
Others		48		71		71
	Rs.	6,061	Rs.	6,541	Rs.	6,768

Information about major customers

Revenues from two customers of the Company's Global Generics segment were Rs.19,341 and Rs.9,867, representing approximately 10% and 5%, respectively, of the Company’s total revenues for the year ended March 31, 2021.

Revenues from two customers of the Company's Global Generics segment were Rs.14,164 and Rs.9,267, representing approximately 8% and 5%, respectively, of the Company’s total revenues for the year ended March 31, 2020.

Revenues from two customers of the Company's Global Generics segment were Rs.10,639 and Rs.10,024, each representing approximately 7% of the Company’s total revenues for the year ended March 31, 2019.